Share-Based Compensation - Schedule of Changes in the RSUs (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in the RSUs [Abstract]
Number of RSUs, Awarded and unvested, Beginning Balance
Weighted average grant date fair value, Awarded and unvested, Beginning Balance
Number of RSUs, Granted	110,000
Weighted average grant date fair value, Granted	$ 6.46
Number of RSUs, Vested	(110,000)
Weighted average grant date fair value, Vested	$ (6.46)
Number of RSUs, Awarded and unvested, Ending Balance
Weighted average grant date fair value, Awarded and unvested, Ending Balance